Statement of Changes in Stockholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Oct. 26, 2014
Balance, shares at Oct. 26, 2014
Initial shares, par value $0.0001, issued from October 27, 2014 to October 31, 2014 at $0.001 per share	$ 1,200	$ 10,800		$ 12,000
Initial shares, par value $0.0001, issued from October 27, 2014 to October 31, 2014 at $0.001 per share, shares	12,000,000
Common shares, par value $0.001, issued from November 1, 2014 to December 31, 2014 at $0.05 per share	$ 83	41,417		41,500
Common shares, par value $0.001, issued from November 1, 2014 to December 31, 2014 at $0.05 per share, shares	830,000
Beneficial conversion feature		10,000		10,000
Net loss for the period			$ (33,079)	(33,079)
Balance at Dec. 31, 2014	$ 1,283	$ 62,217	$ (33,079)	$ 30,421
Balance, shares at Dec. 31, 2014	12,830,000
Balance at Oct. 26, 2014
Balance, shares at Oct. 26, 2014
Net loss for the period				$ (66,299)
Balance at Sep. 30, 2015				62,504
Balance at Dec. 31, 2014	$ 1,283	$ 62,217	$ (33,079)	30,421
Balance, shares at Dec. 31, 2014	12,830,000
Net loss for the period				(33,254)
Balance at Sep. 30, 2015				$ 62,504